UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22075
Morgan Stanley Commodities Alpha Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: July 31, 2009
Date of reporting period: July 31, 2009

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Commodities Alpha Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended July 31, 2009

Total Return for the 12 Months Ended July 31, 2009

					Dow Jones
					UBS
					Commodity
Class A	Class C	Class I	Class R	Class W	Index[1]
–36.93%	–37.47%	–36.77%	–37.13%	–37.01%	–38.03%

The performance of the Fund’s five share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The commodities market performance over the past 12 months presents only half of the recent story. The part that is missing is the market’s exceptionally strong performance in 2008 through the beginning of July 2008. In the first half of 2008, the commodities market, using the Dow Jones-UBS Commodity Index as a proxy for a broadly diversified basket of commodity securities, increased by 27 percent, while the S&P 500® Index, a commonly cited gauge of U.S. equity performance, fell by 12 percent. Commodity spot prices hit their high in early July 2008 with West Texas Intermediate (WTI) crude oil trading over $145 in the spot market. With this as background it is easier to appreciate that over the past 12 months, commodities, like other assets experienced a strong fall in prices as investors de-risked their portfolios.

During the 12-month period ended July 31, 2009, a decline in the Dow Jones-UBS Commodity Index, which at its highest was 57 percent compared with a drop of 46 percent in the S&P 500® Index, was followed by a strong rebound as investors assessed the lower valuations in light of economic “green shoots” visible in the first quarter of 2009.

The commodities market sell-off through October of last year was driven by an assessment of future demand in light of the economic slowdown and in some cases short-term supply of commodities. Active investors took profits on long commodities positions and speculators forecasting a drop in many markets sold commodities short in anticipation of future price declines.

From October 2008 through early March 2009, as equity and other markets continued lower, the broadly diversified Dow Jones-UBS Commodities Index moved sideways. When the rally started in early March, industrial metals (particularly copper and zinc) and most energy products (especially unleaded gasoline) led the way, while natural gas continued to be a strong drag. A number of tailwinds — including the return of investor appetite for risk assets and improved demand estimates from China, from the broader emerging markets, and for infrastructure, in general — brought the Dow Jones-UBS Commodities Index up 30 percent off its March low before ending the month of July up over 24 percent from the low in March.

Performance Analysis

All share classes of Morgan Stanley Commodities Alpha Fund outperformed the Dow Jones-UBS Commodity Index (the “Index”) for the 12 months ended July 31, 2009, assuming no deduction of applicable sales charges.

The main contributors to the Fund’s outperformance of the Index during the period included positions in unleaded gasoline and metals such as copper, nickel, silver and zinc. Key detractors from relative performance were holdings in natural gas, lean hogs, wheat and corn.

Commodities spot prices have experienced the increased volatility that we have seen generally in the financial markets. Additionally, the term structure, or shape, of individual commodity’s futures curves has been volatile. The prices of many commodities’ futures contracts have experienced large swings in premium or discount relative to the spot price of their underlying commodities.

As the term structure in commodities like WTI crude oil moved from backwardation (a condition in which longer-dated futures are cheaper than near-month contracts) to contango (where longer-dated futures are more expensive), passive investment strategies found it more difficult to generate profits. In our view, this increased volatility in both the spot rates and the term structure of many commodities gives us confidence that an active style of management may be potentially more effective in the future.

Furthermore, lower valuations, growing global demand and the inflation hedging characteristics of many commodities lead us to be confident in the long run benefit of including commodities in a well diversified portfolio.

Our approach to commodity investing is based on a quantitative, actively managed, multi-strategy investment process. This process seeks to exploit unique opportunities in the commodities markets. Through dynamic risk management, our strategy aims to achieve superior excess returns with strong adherence to tracking error targets.

There is no guarantee that the strategy discussed above will continue to perform as discussed herein or the securities discussed above will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 07/31/09
Short-Term	55.5%
Commodity-Linked Securities	22.5
Wholly-Owned Subsidiary	22.0

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition data are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

Morgan Stanley Investment Advisors Inc., the Fund’s “Investment Adviser,” and Morgan Stanley Investment Management Limited, the Fund’s “Sub-Adviser” (the “Advisers”) use an actively managed, quantitative investment process to seek exposure to the commodities markets. The Advisers seek to capitalize on inefficiencies in the global commodities markets. The Investment Adviser and Sub-Adviser seek long term total return by investing in commodity-linked notes, commodity swaps and other commodity-linked derivative instruments, as well as fixed-income securities and money market instruments.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This Page Intentionally Left Blank)

Performance Summary

Performance of $10,000 Investment

Since Inception

Average Annual Total Returns — Period Ended July 31, 2009

	Class A Shares	*	Class C Shares	†	Class I Shares	††	Class R Shares	#	Class W Shares	##
	(since 04/30/08)		(since 04/30/08)		(since 04/30/08)		(since 04/30/08)		(since 06/03/08)
Symbol	COAAX		COACX		COAIX		COARX		COAWX
1 Year	−36.93%[2]		−37.47%[2]		−36.77%[2]		−37.13%[2]		−37.01%[2]
	−39.92	[3]	−38.09	[3]	—		—		—

Since Inception	−31.64	[2]	−32.23	[2]	−31.49	[2]	−31.86	[2]	−36.30	[2]
	−34.25	[3]	−32.23	[3]	—		—		—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance for Class A, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges.

*	The maximum front-end sales charge for Class A is 4.75%.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

#	Class R has no sales charge.

##	Class W has no sales charge.

(1)	The Dow Jones-UBS Commodity Index is designed to be a highly liquid and diversified benchmark for the commodity futures market. The Index is composed of futures contracts on 19 physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (LME). The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. Effective May 2009, the Index changed its name from Dow Jones-AIG Commodity Index to Dow Jones-UBS Commodity Index.

(2)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(3)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

‡	Ending value assuming a complete redemption on July 31, 2009.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/09 – 07/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			02/01/09 –
	02/01/09	07/31/09	07/31/09
Class A
Actual (16.38% return)	$1,000.00	$1,163.80	$7.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$7.00
Class C
Actual (15.90% return)	$1,000.00	$1,159.00	$11.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.93	$10.94
Class I
Actual (16.51% return)	$1,000.00	$1,165.10	$6.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.89	$5.96
Class R
Actual (16.24% return)	$1,000.00	$1,162.40	$9.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.41	$8.45
Class W
Actual (16.30% return)	$1,000.00	$1,163.00	$8.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.16	$7.70

@	Expenses are equal to the Fund’s annualized expense ratios of 1.40%, 2.19%, 1.19%, 1.69% and 1.54% for Class A, Class C, Class I, Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period). If the Fund had borne all its expenses, the annualized expense ratios would have been 2.17%, 2.95%, 1.95%, 2.46% and 2.31% for Class A, Class C, Class I, Class R and Class W shares, respectively.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Investment Adviser (as defined herein) under the investment advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities (the Investment Adviser, Sub-Adviser and Administrator together are referred to as the “Adviser” and the investment advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement”). The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to their peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the performance for the Fund was better than its benchmark index for the one-year, since inception, year-to-date and three-month periods ended May 31, 2009. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for the Fund relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the management fee and total expense ratio were higher than the peer group average. After discussion, the Board concluded that performance was competitive with the benchmark index and that the management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Commodities Alpha Fund
Portfolio of Investments - July 31, 2009

PRINCIPAL
AMOUNT IN		EXPIRATION
THOUSANDS		DATE		VALUE
	Commodity-Linked Securities (22.7%)
$7,154	Cargill Commodity Linked Note (a) (Cost $7,154,443)	01/05/10		$10,232,089

NUMBER OF
SHARES

	Wholly-Owned Subsidiary (22.2%)
1,288,579	Morgan Stanley Commodities Alpha Fund (Cayman), Ltd (b) (Cost $7,618,238)			9,991,789

NUMBER OF
SHARES (000)

	Short-Term Investment (c) (56.0%)
	Investment Company
25,237	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $25,237,171)			25,237,171

	Total Investments (Cost $40,009,852) (d)		100.9%	45,461,049

	Liabilities in Excess of Other Assets		(0.9)	(424,075)

	Net Assets		100.0%	$45,036,974

(a)	Security is linked to the Dow Jones-UBS Commodity Index Total Return. The index is currently comprised of futures contracts on 19 physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.
(b)	Investment in the wholly-owned subsidiary. See Note 1 of accompanying Notes and individual financial statements of the entity included herein beginning on page 41.
(c)	See Note 6 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.
(d)	The aggregate cost for federal income tax purposes is $50,204,291. The aggregate gross unrealized appreciation is $5,451,197 and the aggregate gross unrealized depreciation is $10,194,439 resulting in net unrealized depreciation of $4,743,242.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Financial Statements

Statement of Assets and Liabilities
July 31, 2009

Assets:
Investments in securities, at value (cost $7,154,443)	$10,232,089
Investment in affiliate, at value (cost $25,237,171)	25,237,171
Wholly-owned subsidiary (cost $7,618,238)	9,991,789
Receivable for:
Shares of beneficial interest sold	32,587
Interest	23,509
Dividends from affiliate	4,870
Prepaid expenses and other assets	11,510

Total Assets	45,533,525

Liabilities:
Payable for:
Shares of beneficial interest redeemed	419,515
Distribution fee	3,059
Administration fee	2,884
Transfer agent fee	1,313
Investment advisory fee	395
Accrued expenses and other payables	69,385

Total Liabilities	496,551

Net Assets	$45,036,974

Composition of Net Assets:
Paid-in-capital	$70,065,321
Net unrealized appreciation	5,451,197
Accumulated net investment loss	(618,230)
Accumulated net realized loss	(29,861,314)

Net Assets	$45,036,974

Class A Shares:
Net Assets	$5,528,370
Shares Outstanding (unlimited authorized, $.01 par value)	303,980
Net Asset Value Per Share	$18.19

Maximum Offering Price Per Share (net asset value plus 4.99% of net asset value)	$19.10

Class C Shares:
Net Assets	$2,408,437
Shares Outstanding (unlimited authorized, $.01 par value)	132,689
Net Asset Value Per Share	$18.15

Class I Shares:
Net Assets	$36,938,784
Shares Outstanding (unlimited authorized, $.01 par value)	2,028,564
Net Asset Value Per Share	$18.21

Class R Shares:
Net Assets	$102,073
Shares Outstanding (unlimited authorized, $.01 par value)	5,614
Net Asset Value Per Share	$18.18

Class W Shares:
Net Assets	$59,310
Shares Outstanding (unlimited authorized, $.01 par value)	3,261
Net Asset Value Per Share	$18.19

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Financial Statements continued

Statement of Operations
For the year ended July 31, 2009

Net Investment Loss:
Income
Interest	$139,016
Dividends from affiliate	306,852

Total Income	445,868

Expenses
Investment advisory fee	341,422
Professional fees	327,764
Offering costs	108,059
Registration fees	75,173
Shareholder reports and notices	61,297
Administration fee	34,142
Distribution fee (Class A shares)	10,678
Distribution fee (Class C shares)	28,302
Distribution fee (Class R shares)	465
Distribution fee (Class W shares)	210
Custodian fees	11,848
Transfer agent fees and expenses	4,543
Trustees’ fees and expenses	1,293
Other	15,115

Total Expenses	1,020,311

Less: amounts waived/reimbursed	(436,552)

Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(22,877)

Net Expenses	560,882

Net Investment Loss	(115,014)

Realized and Unrealized Gain (Loss):
Realized Loss on:
Commodity-linked notes	(19,380,341)
Wholly-owned subsidiary	(9,600,488)

Net Realized Loss	(28,980,829)

Change in Unrealized Appreciation/Depreciation on:
Commodity-linked notes	3,956,821
Wholly-owned subsidiary	2,616,495

Net Change in Unrealized Appreciation/Depreciation	6,573,316

Net Loss	(22,407,513)

Net Decrease	$(22,522,527)

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Financial Statements continued

Statements of Changes in Net Assets

		FOR THE PERIOD
	FOR THE YEAR	APRIL 30, 2008@@
	ENDED	THROUGH
	JULY 31, 2009	JULY 31, 2008

Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(115,014)	$133,928
Net realized loss	(28,980,829)	(880,469)
Net change in unrealized appreciation/depreciation	6,573,316	(1,122,119)

Net Decrease	(22,522,527)	(1,868,660)

Dividends to Shareholders from Net Investment Income:
Class A shares	(100,800)	—
Class C shares	(34,014)	—
Class I shares	(799,662)	—
Class R shares	(1,653)	—
Class W shares	(1,171)	—

Total Dividends	(937,300)	—

Net increase from transactions in shares of beneficial interest	7,737,744	62,627,717

Net Increase (Decrease)	(15,722,083)	60,759,057
Net Assets:
Beginning of period	60,759,057	—

End of Period (Including an accumulated net investment loss of $618,230 and accumulated undistributed net investment income of $171,609, respectively)	$45,036,974	$60,759,057

@@	Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Notes to Financial Statements - July 31, 2009

1. Organization and Accounting Policies
Morgan Stanley Commodities Alpha Fund (the “Fund”) was organized as a separate non-diversified portfolio of the Morgan Stanley Series Funds, a Massachusetts business trust, which was registered under the Investment Company Act of 1940 as amended (the “Act”), as an open-end management investment company and commenced operations on April 30, 2008. The Fund’s investment objective is long-term total return by investing in commodity-linked notes, commodity swaps and other commodity-linked derivative instruments, as well as fixed income securities and money market instruments.

The Fund offers Class A, Class C, Class I, Class R and Class W shares. Class A and Class C shares are offered to the general public, with Class A subject to a sales charge imposed at the time of purchase and some Class A and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and one year, respectively. Class I, Class R and Class W are offered only to limited categories of investors and are not subject to a sales charge. Additionally, Class A, Class C, Class R and Class W shares incur distribution expenses.

For the period August 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee, on Class A, Class C, Class I, Class R and Class W shares, which was paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Investment in Commodities Alpha Fund (Cayman), Ltd — The Fund may invest up to 25% of its total assets in Morgan Stanley Commodities Alpha Fund (Cayman), Ltd, a wholly owned and controlled Cayman Island subsidiary (the “Subsidiary”), which is expected to invest primarily in commodity and financial futures, option and total return swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”).

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund’s Portfolio of Investments. Unrealized appreciation or depreciation on the Fund’s investment in the Subsidiary is recorded in the Fund’s Statement of Assets and Liabilities and the Fund’s Statement of Operations as unrealized gain or loss. Distributions received from the Subsidiary are recorded as income on the ex-dividend date. For the year ended July 31, 2009, the Fund did not receive distributions from the Subsidiary.

Morgan Stanley Commodities Alpha Fund
Notes to Financial Statements - July 31, 2009 continued

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

B. Valuation of Investments — (1) Commodity-linked notes are marked-to-market daily based upon quotations from market makers; (2) the value of shares of the Subsidiary will fluctuate with the value of the Subsidiary’s portfolio of investments; (3) when market quotations are not readily available, including circumstances under which the Investment Adviser or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

C. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily, as earned.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Structured Securities — The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of the underlying commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

Morgan Stanley Commodities Alpha Fund
Notes to Financial Statements - July 31, 2009 continued

F. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U. S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the two year period ended July 31, 2009, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Offering Costs — The Investment Adviser incurred offering costs on behalf of the Fund in an amount of $145,000. Such expenses were deferred and were fully amortized as of April 29, 2009.

J. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through September 29, 2009, the date of issuance of these financial statements.
2. Fair Valuation Measurements
In accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value

Morgan Stanley Commodities Alpha Fund
Notes to Financial Statements - July 31, 2009 continued

measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

		FAIR VALUE MEASUREMENTS AT JULY 31, 2009 USING
		UNADJUSTED
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Wholly-Owned Subsidiary	$9,991,789	—	$9,991,789	—
Commodity-Linked Securities	10,232,089	—	10,232,089	—
Short-Term Investments – Investment Company	25,237,171	$25,237,171	—	—

Total	$45,461,049	$25,237,171	$20,223,878	—

On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. The Fund has adopted the provisions of FSP 157-4 as of July 31, 2009 and it did not have a material impact on the Fund’s financial statements.
3. Investment Advisory/Administration and Sub-Advisory Agreements
The Investment Adviser provides investment advisory services to the Fund and the Subsidiary pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement, the Fund pays the Investment Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Fund, and for the Fund expenses assumed by the Investment Adviser.

Morgan Stanley Commodities Alpha Fund
Notes to Financial Statements - July 31, 2009 continued

The fee is calculated at the annual rate of 0.80% of the Funds average daily net assets. There is no separate advisory fee charged to the Subsidiary.

Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser and Sub-Adviser provides services to the Fund and the Subsidiary. Pursuant to an (“Administration Agreement”), the Fund pays the Administrator an annual fee of 0.08% of the Fund’s average daily net assets. There is no separate administration fee charged to the Subsidiary.

The Investment Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Investment Adviser and the Fund’s Officers and Trustees. The Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Investment Adviser receives from the Fund.

The Investment Adviser has agreed to voluntarily cap the total annual Fund operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund’s “other expenses” and/or waiving the Fund’s advisory fees, and Morgan Stanley Services Company, Inc., the Fund’s Administrator, has agreed to waive the Fund’s administrative fees, to the extent such operating expenses exceed 1.25% for each of the Class A, Class C, Class I, Class R and Class W shares of the average daily net assets of the Fund on an annualized basis. This cap/waiver may be terminated at any time. Effective July 1, 2009, the Investment Adviser agreed to reduce the expense cap to 1.00%.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to each Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from each Fund.

The Investment Adviser has agreed to assume the total annual operating expenses of the Subsidiary.
4. Plan of Distribution
The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Act with respect to its Class C, Class R and Class W shares and a Shareholder Services Plan with respect to its Class A, Class C, Class R and Class W shares (the “Plans”). Pursuant to the Plans each Class, other than Class I, pays the Distributor compensation accrued daily and payable monthly at the following maximum annual rates: 0.25%, 1.00%, 0.50%, and 0.35% of the average daily net assets of Class A, Class C, Class R and Class W shares, respectively.

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser, Sub-Adviser and Administrator.

The Distributor has informed the Fund that for the year ended July 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, and Class C shares of $(3,367) and

Morgan Stanley Commodities Alpha Fund
Notes to Financial Statements - July 31, 2009 continued

$10,776, respectively and received $40,860 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.
5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

			FOR THE PERIOD
	FOR THE YEAR		APRIL 30, 2008@@
	ENDED		THROUGH
	JULY 31, 2009		JULY 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	218,913	$4,050,393	223,834	$7,298,463
Reinvestment of dividends	6,380	100,800	—	—
Redeemed	(135,897)	(2,533,229)	(9,250)	(300,665)

Net increase – Class A	89,396	1,617,964	214,584	6,997,798

CLASS C SHARES
Sold	34,318	746,919	181,071	5,824,480
Reinvestment of dividends	2,147	34,014	—	—
Redeemed	(77,181)	(1,495,339)	(7,666)	(252,959)

Net increase (decrease) – Class C	(40,716)	(714,406)	173,405	5,571,521

CLASS I SHARES
Sold	493,687	8,938,730	1,659,594	49,808,398
Reinvestment of dividends	50,557	798,801	—	—
Redeemed	(175,274)	(2,916,191)	—	—

Net increase – Class I	368,970	6,821,340	1,659,594	49,808,398

CLASS R SHARES
Sold	565	10,013	4,944	150,000
Reinvestment of dividends	105	1,653	—	—

Net increase – Class R	670	11,666	4,944	150,000

CLASS W SHARES@@@
Sold	—	9	3,187	100,000
Reinvestment of dividends	74	1,171	—	—

Net increase – Class W	74	1,180	3,187	100,000

Net increase in Fund	418,394	$7,737,744	2,055,714	$62,627,717

@@	Commencement of operations.

@@@	Shares first issued on June 3, 2008.
6. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment

Morgan Stanley Commodities Alpha Fund
Notes to Financial Statements - July 31, 2009 continued

advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the year ended July 31, 2009, advisory fees paid were reduced by $22,877 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $306,852, for the year ended July 31, 2009. During the period ended July 31, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $49,120,308 and $61,105,618, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2009 aggregated $56,276,873 and $39,484,607, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund maintains a Deferred Compensation Plan (the “DC Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the DC Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Commodities Alpha Fund
Notes to Financial Statements - July 31, 2009 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	JULY 31, 2009	JULY 31, 2008
Ordinary income	$937,300	—

As of July 31, 2009, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings	—
Capital loss carryforward	(15,046,962)
Post-October losses	(5,237,999)
Temporary differences	(144)
Net unrealized depreciation	(4,743,242)

Total accumulated losses	$(25,028,347)

As of July 31, 2009, the Fund had a net capital loss carryforward of $15,046,962, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION

$898,803	July 31, 2016
14,148,159	July 31, 2017

As of July 31, 2009, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and tax adjustments relating to the wholly-owned subsidiary.

Permanent differences, primarily due to a net operating loss and nondeductible expenses, resulted in the following reclassifications among the Fund’s components of net assets at July 31, 2009:

ACCUMULATED	ACCUMULATED
NET INVESTMENT	NET REALIZED
LOSS	LOSS	PAID-IN-CAPITAL

$262,475	$(16)	$(262,459)

8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional

Morgan Stanley Commodities Alpha Fund
Notes to Financial Statements - July 31, 2009 continued

special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.
9. Accounting Pronouncements
In May 2009, FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (“SFAS 165”), which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. The Fund has adopted the provisions of SFAS 165 as of July 31, 2009. Although the adoption of SFAS 165 did not materially impact its financial position, results of operations, or changes in net assets, the Fund is now required to provide additional disclosures, which are included in Note 1.

In June 2009, FASB issued SFAS No. 168, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No. 162 (“SFAS 168”). SFAS 168 will become the source of authoritative U.S. Generally Accepted Accounting Principles recognized by the FASB to be applied by the nongovernmental entities. Once in effect, all of the Codification’s content will carry the same level of authority, effectively superseding FASB Statement No. 162. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund does not anticipate that SFAS 168 will have a material impact on its financial statements.

Morgan Stanley Commodities Alpha Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

				FOR THE PERIOD
	FOR THE YEAR			APRIL 30, 2008@@
	ENDED			THROUGH
	JULY 31, 2009			JULY 31, 2008

Class A Shares
Selected Per Share Data:

Net asset value, beginning of period	$29.55			$30.00

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.07)			0.10
Net realized and unrealized loss	(10.90)			(0.55)

Total loss from investment operations	(10.97)			(0.45)

Less dividends from net investment income	(0.39)			—

Net asset value, end of period	$18.19			$29.55

Total Return(2)	(36.93)%			(1.50)		%(7)

Ratios to Average Net Assets(3):
Total expenses	1.45%(4	)(6)		1.38%(4	)(8)
Net investment income (loss)	(0.41)		%(4)(6)	1.27%(4	)(8)
Rebate from Morgan Stanley affiliate	0.05%			0.00%(5	)(8)

Supplemental Data:
Net assets, end of period, in thousands	$5,528			$6,342
Portfolio turnover rate	225%			6%(7)

@@	Commencement of operations.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charges. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 2.53% and (1.48)%, respectively.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Financial Highlights continued

				FOR THE PERIOD
	FOR THE YEAR			APRIL 30, 2008@@
	ENDED			THROUGH
	JULY 31, 2009			JULY 31, 2008

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period	$29.47			$30.00

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.21)			0.04
Net realized and unrealized loss	(10.86)			(0.57)

Total loss from investment operations	(11.07)			(0.53)

Less dividends from net investment income	(0.25)			—

Net asset value, end of period	$18.15			$29.47

Total Return(2)	(37.47)%			(1.70)		%(7)

Ratios to Average Net Assets(3):
Total expenses	2.22%(4	)(6)		2.13%(4	)(8)
Net investment income (loss)	(1.17)		%(4)(6)	0.53%(4	)(8)
Rebate from Morgan Stanley affiliate	0.05%			0.00%(5	)(8)

Supplemental Data:
Net assets, end of period, in thousands	$2,408			$5,111
Portfolio turnover rate	225%			6%(7)

@@	Commencement of operations.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charges. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 3.30% and (2.25)%, respectively.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Financial Highlights continued

				FOR THE PERIOD
	FOR THE YEAR			APRIL 30, 2008@@
	ENDED			THROUGH
	JULY 31, 2009			JULY 31, 2008

Class I Shares
Selected Per Share Data:

Net asset value, beginning of period	$29.57			$30.00

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.03)			0.07
Net realized and unrealized loss	(10.91)			(0.50)

Total loss from investment operations	(10.94)			(0.43)

Less dividends from net investment income	(0.42)			—

Net asset value, end of period	$18.21			$29.57

Total Return(2)	(36.77)%			(1.47)		%(7)

Ratios to Average Net Assets(3):
Total expenses	1.22%(4	)(6)		1.19%(4	)(8)
Net investment income (loss)	(0.17)		%(4)(6)	0.88%(4	)(8)
Rebate from Morgan Stanley affiliate	0.05%			0.00%(5	)(8)

Supplemental Data:
Net assets, end of period, in thousands	$36,939			$49,066
Portfolio turnover rate	225%			6%(7)

@@	Commencement of operations.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 2.30% and (1.25)%, respectively.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Financial Highlights continued

				FOR THE PERIOD
	FOR THE YEAR			APRIL 30, 2008@@
	ENDED			THROUGH
	JULY 31, 2009			JULY 31, 2008

Class R Shares
Selected Per Share Data:

Net asset value, beginning of period	$29.53			$30.00

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.12)			0.03
Net realized and unrealized loss	(10.90)			(0.50)

Total loss from investment operations	(11.02)			(0.47)

Less dividends from net investment income	(0.33)			—

Net asset value, end of period	$18.18			$29.53

Total Return(2)	(37.13)%			(1.57)		%(7)

Ratios to Average Net Assets(3):
Total expenses	1.72%(4	)(6)		1.68%(4	)(8)
Net investment income (loss)	(0.67)		%(4)(6)	0.39%(4	)(8)
Rebate from Morgan Stanley affiliate	0.05%			0.00%(5	)(8)

Supplemental Data:
Net assets, end of period, in thousands	$102			$146
Portfolio turnover rate	225%			6%(7)

@@	Commencement of operations.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 2.80% and (1.75)%, respectively.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Financial Highlights continued

				FOR THE PERIOD
	FOR THE YEAR			JUNE 03, 2008**
	ENDED			THROUGH
	JULY 31, 2009			JULY 31, 2008

Class W Shares
Selected Per Share Data:

Net asset value, beginning of period	$29.55			$31.38

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.09)			0.04
Net realized and unrealized loss	(10.90)			(1.87)

Total loss from investment operations	(10.99)			(1.83)

Less dividends from net investment income	(0.37)			—

Net asset value, end of period	$18.19			$29.55

Total Return(2)	(37.01)%			(5.83)		%(7)

Ratios to Average Net Assets(3):
Total expenses	1.57%(4	)(6)		1.50%(4	)(8)
Net investment income (loss)	(0.52)		%(4)(6)	0.77%(4	)(8)
Rebate from Morgan Stanley affiliate	0.05%			0.00%(5	)(8)

Supplemental Data:
Net assets, end of period, in thousands	$59			$94
Portfolio turnover rate	225%			6%(7)

**	The date shares were first issued
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been 2.65% and (1.60)%, respectively.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Commodities Alpha Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Commodities Alpha Fund (the “Fund”), one of the portfolios comprising Morgan Stanley Series Funds, including the portfolio of investments, as of July 31, 2009, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Commodities Alpha Fund as of July 31, 2009, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 29, 2009

Morgan Stanley Commodities Alpha Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to individual clients who are current and former advisory clients of certain Morgan Stanley Investment Management’s U.S. investment advisers and to current and former individual investors in certain U.S. mutual funds advised by Morgan Stanley and its affiliates.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401 (k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives.

This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“other Morgan Stanley companies”), including but not limited to our global financial services affiliates that are part of our integrated securities and investment management business, and our credit services affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

Morgan Stanley Commodities Alpha Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other Morgan Stanley companies and to nonaffiliated third parties.

A. Information We Disclose to Other Morgan Stanley Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other Morgan Stanley companies. Offers for products and services from other Morgan Stanley companies arc developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf.

Morgan Stanley recognizes that your relationship with your Financial Advisor is important. If your Financial Advisor’s affiliation with Morgan Stanley ends and he/she joins a non-affiliated securities broker-dealer with which Morgan Stanley has entered into an agreement limiting the use of information, Morgan Stanley will permit your Financial Advisor to retain certain of your contact information, limited to your name, address, e-mail address, phone number and account title.

When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they arc not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Commodities Alpha Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

4.	How Can You Limit The Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?
We respect your privacy and offer you choices as to whether we share with other Morgan Stanley companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with other Morgan Stanley companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit The Use Of Certain Types Of Personal Information By Other Morgan Stanley Companies For Marketing?
You may limit other Morgan Stanley companies from marketing their products or services to you based on your personal information that they receive from other Morgan Stanley companies. This information includes your income, assets and account history. Your choice to limit marketing offers from other Morgan Stanley companies will apply until you tell us to change your choice.

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at 800.350.6414 Monday–Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account.

Morgan Stanley Commodities Alpha Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

Please understand that if you opt-out, you and any joint account holders may not receive information about Morgan Stanley products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Morgan Stanley, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice To Residents Of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information (“opt-in”). If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Morgan Stanley Commodities Alpha Fund
Trustee and Officer Information (unaudited)

Independent Trustees:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator–Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004), Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l’Orde National du Mérite by the French Government.	168	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	170	Director of various business organizations.

Morgan Stanley Commodities Alpha Fund
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Kathleen A. Dennis (56) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	168	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	170	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (67) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	171	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Commodities Alpha Fund
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	168	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (73) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	170	None.

W. Allen Reed (62)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	168	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Morgan Stanley Commodities Alpha Fund
Trustee and Officer Information (unaudited) continued

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Fergus Reid (77) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	171	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Interested	Other Directorships
Interested Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Interested Trustee

James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	169	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) (the “Retail Funds”) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the “Institutional Funds”).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).
†	For the period September 26, 2008 through February 5, 2009, W. Allen Reed was an Interested Trustee. At all other times covered by this report, Mr. Reed was an Independent Trustee.

Morgan Stanley Commodities Alpha Fund
Trustee and Officer Information (unaudited) continued

Executive Officers:

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Randy Takian (35) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2008	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since March 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Carsten Otto (45) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director and Secretary of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997).

Morgan Stanley Commodities Alpha Fund
Trustee and Officer Information (unaudited) continued

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Francis J. Smith (44) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003).

Mary E. Mullin (42) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

Morgan Stanley
Commodities Alpha Fund (Cayman), Ltd.

Financial Statements with Report of
Independent Registered Public Accounting Firm

As of and for the Year Ended July 31, 2009
(Expressed in United States Dollars)

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Financial Statements with Report of Independent Registered Public Accounting Firm
As of and for the Year Ended July 31, 2009

Contents

Audited Financial Statements

Portfolio of Investments	43
Statement of Assets and Liabilities	45
Statement of Operations	46
Statements of Changes in Net Assets	47
Notes to Financial Statements	48
Financial Highlights	57
Report of Independent Registered Public Accounting Firm	58

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Portfolio of Investments - July 31, 2009

PRINCIPAL
AMOUNT IN
THOUSANDS	DESCRIPTION	VALUE
	Short-Term Investment (95.2%)
	Repurchase Agreement
$9,509	State Street Bank and Trust Company 0.01% due August 03, 2009 (dated July 31, 2009; Proceeds $9,508,734) (a)	$9,508,726

	Total Investments (Cost $9,508,726)	9,508,726

	Other Assets in Excess of Liabilities	483,063

	Net Assets	$9,991,789

(a)	Collaterlized by Federal Home Loan Mortgage Corp. 5.00% due 02/16/17 valued at $9,700,763.

Total Return Swap Agreements Open at July 31, 2009:

	NOTIONAL	PAYMENTS	PAYMENTS
SWAP COUNTERPARTY &	AMOUNT	RECEIVED	MADE	TERMINATION	UNREALIZED
REFERENCE OBLIGATION	(000’S)	BY FUND	BY FUND	DATE	APPRECIATION
Goldman Sachs International Commodity Index	$19,327	Floating Rate 0.00%#	Floating Rate 0.00%##	08/05/09	$1,366,606

#	Floating rate represents Dow Jones-UBS Commodity Index Total Return.
##	Floating rate represents 3-month T-Bill Discount Auction Rate.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Portfolio of Investments - July 31, 2009 continued

Futures contracts open at July 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
7	Long	Aluminum HG Futures September 2009	$329,175	$35,213
7	Short	Aluminum HG Futures September 2009	(329,175)	(47,119)
3	Long	Copper LME Futures September 2009	429,113	27,788
3	Short	Copper LME Futures September 2009	(429,113)	(63,263)
1	Long	Lead Futures September 2009	46,725	6,050
1	Short	Lead Futures September 2009	(46,725)	(5,338)
1	Long	Nickel Futures September 2009	107,562	12,066
1	Short	Nickel Futures September 2009	(107,562)	(13,770)
2	Long	Zinc Futures September 2009	87,025	7,469
2	Short	Zinc Futures September 2009	(87,025)	(8,813)
42	Long	Zinc Futures November 2009	1,843,800	212,625
42	Short	Zinc Futures November 2009	(1,843,800)	(175,350)

		Net unrealized depreciation on futures contracts		$(12,442)

Under the futures agreements, $349,015 of the Fund’s cash has been pledged as collateral.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Financial Statements

Statement of Assets and Liabilities
July 31, 2009

Assets:
Investments in securities (cost $9,508,726)	$9,508,726
Unrealized appreciation on open swap agreements	1,366,606
Cash collateral on futures contracts due from broker	349,015

Total Assets	11,224,347

Liabilities:
Payable to bank	116
Cash Collateral on swap contracts due to broker	1,220,000
Variation margin on futures contracts	12,442

Total Liabilities	1,232,558

Net Assets	$9,991,789

Composition of Net Assets:
Paid-in-capital	$17,194,591
Net unrealized appreciation	1,353,884
Accumulated undistributed net investment income	54,876
Accumulated net realized loss	(8,611,562)

Net Assets	$9,991,789

Net Assets	$9,991,789
Shares Outstanding (5,000,000 shares authorized, $.01 par value)	1,288,579
Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$7.75

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Financial Statements continued

Statement of Operations
For the year ended July 31, 2009

Net Investment Income:
Interest Income	$33,158

Expenses
Legal fee	44,980
Audit fee	15,600
Accounting fee	9,738
Custody fee	7,777

Total Expenses	78,095
Less: reimbursement of operating expenses	(78,095)

Net Expenses	—

Net Investment Income	33,158

Realized and Unrealized Gain (Loss):
Realized Loss on:
Swap contracts	(9,057,226)
Futures contracts	(150,704)

Net Realized Loss	(9,207,930)

Net Change in Unrealized Appreciation/Depreciation on:
Swaps	2,209,302
Futures contracts	(12,722)

Net Change in Unrealized Appreciation/Depreciation	2,196,580

Net Loss	(7,011,350)

Net Decrease	$(6,978,192)

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Financial Statements continued

Statements of Changes in Net Assets

		FOR THE PERIOD
	FOR THE YEAR	APRIL 30, 2008@@
	ENDED	THROUGH
	JULY 31, 2009	JULY 31, 2009

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$33,158	$21,718
Net realized gain (loss)	(9,207,930)	596,368
Net change in unrealized appreciation/depreciation	2,196,580	(842,696)

Net Decrease	(6,978,192)	(224,610)

Net increase from transactions in shares of beneficial interest	9,475,285	7,719,306

Net Increase	2,497,093	7,494,696
Net Assets:
Beginning of year	7,494,696	—

End of Period (Including accumulated undistributed net investment income of $54,876 and $21,718, respectively)	$9,991,789	$7,494,696

@@	Commencement of operations.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Notes to Financial Statements - July 31, 2009

1. Organization and Accounting Policies
Morgan Stanley Commodities Alpha Fund (Cayman), Ltd. (the “Fund”) is organized as a Cayman Islands Company Limited by Shares. The Fund will invest primarily in commodity swaps, futures and option contracts, as well as fixed income securities. The Fund was organized on March 4, 2008 and commenced operations on April 30, 2008. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) and are expressed in United States Dollars.

The Fund’s Investment Adviser is Morgan Stanley Investment Advisers Inc. The Fund’s Sub-Adviser is Morgan Stanley Investment Management Limited.

As of July 31, 2009, 100% of the Fund was owned by Morgan Stanley Commodities Alpha Fund (the “Trust”), a separate non-diversified portfolio of the Morgan Stanley Series Funds.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Commodity swaps are marked to market daily based upon quotations from market makers; (2) when market quotations are not readily available, including circumstances under which it is determined by the Investment Adviser that the price is not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (3) futures are valued at the latest price published by the commodities exchange on which they trade; and (4) short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such price does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Trustees.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Interest income is accrued daily as earned.

C. Commodity-Linked Derivatives — The Fund invests a significant percentage of its assets in commodity swaps and other commodity-linked derivatives. Commodity-linked derivatives are derivative instruments, the value of which are derived or linked to the price movement of a physical commodity, commodity indexes or commodity contracts. Commodity-linked derivatives provide investors with exposure to the investment return of the commodities markets without investing directly in physical commodities. Physical commodities are tangible assets such as oil, gas, metal, livestock and agricultural products.

D. Swaps — A swap is a derivative in the form of an agreement to exchange the return generated by one instrument for the return generated by another instrument.

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Notes to Financial Statements - July 31, 2009 continued

The Fund will usually enter into swaps, including commodity swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund’s obligations under a swap agreement will be accrued daily as earned (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of the Fund.

Commodity and total rate of return swaps do not involve the delivery of commodities securities, other underlying assets or principal. Accordingly, the risk of loss with respect to such swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

E. Futures — A futures contract is an agreement to buy or sell a standard amount of a specified financial instrument at a fixed price at a fixed future date.

Futures contracts are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation/depreciation and recorded in the Statement of Assets and Liabilities. When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Futures contracts may be used in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities.

Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movement in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments.

F. Money Market Securities — The Fund may invest in various money market securities to generate income to secure its margin obligations in connection with its transactions in commodity-linked derivatives, for cash management purposes or when assuming a temporary defensive position.

The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending, typically involve the acquisition of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that a fund will sell back to the institution, and

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Notes to Financial Statements - July 31, 2009 continued

that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest as earned from the institution until the time when the repurchase is to occur.

G. Federal Income Tax Policy — The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gain taxes. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision. The Fund follows the provisions of the Financial Accounting Standard Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the tax benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. Since the Fund does not have any potential exposure to Federal or State taxes, there would be no liabilities resulting from uncertain tax positions. Therefore, the adoption of FIN 48 did not have any impact on the Fund’s financial statements.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through September 29, 2009, the date of issuance of these financial statements.
2. Fair Value Measurements
In accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability, SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Notes to Financial Statements - July 31, 2009 continued

the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	FAIR VALUE MEASUREMENTS AT JULY 31, 2009 USING
			OTHER
		UNADJUSTED	SIGNIFICANT	SIGNIFICANT
		QUOTED	OBSERVABLE	UNOBSERVABLE
		PRICES	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Short-term investments	$9,508,726	$—	$9,508,726	$—
Futures contracts	301,211	301,211	—	—
Swap contracts	1,366,606	—	1,366,606	—

Total	$11,176,543	$301,211	$10,875,332	$—

Liabilities:
Futures contracts	$(313,653)	$(313,653)	$—	$—

Total	$(313,653)	$(313,653)	$—	$—

On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009. The Fund has adopted the

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Notes to Financial Statements - July 31, 2009 continued

provisions of FSP 157-4 as of July 31, 2009 and it did not have a material impact on the Fund’s financial statements.
3. Derivative Financial Instruments
The Fund may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation or depreciation. Upon disposition, a realized gain or loss is generally recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged.

Although the Investment Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund has used and their associated risks:

Futures  A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities. A decision as to whether, when and how to use futures involves the exercise of skill

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Notes to Financial Statements - July 31, 2009 continued

and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Transactions in futures contracts for the year ended July 31, 2009, were as follows:

CONTRACTS

Futures contracts outstanding at beginning of the period	0
Futures contracts opened	1,130
Futures contracts closed	(1,018)

Futures contracts outstanding at July 31, 2009	112

Swaps  A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. When the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments, cash collateral has been offset against open swap contracts under the provisions of FASB Interpretation No. 39 Offsetting of Amounts Related to Certain Contracts an interpretation of APB Opinion No. 10 and FASB Statement No. 105 and are included within the Statement of Assets and Liabilities. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized loss on swap contracts on the Statement of Operations.

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Notes to Financial Statements - July 31, 2009 continued

Transactions in swap contracts for the year ended July 31, 2009, were as follows:

NOTIONAL
AMOUNT
(000’s)

Swaps outstanding at beginning of the period	14,277
Swaps opened	1,201,007
Swaps closed	(1,195,957)

Swaps outstanding at July 31, 2009	19,327

The Fund adopted FASB Statement of Financial Accounting Standards No, 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”), effective December 1, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of July 31,2009.

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
PRIMARY RISK EXPOSURE	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE
Commodity Contract Risk	Variation margin	$301,211	Variation margin	$(313,653)
	Unrealized appreciation on open swap contracts	1,366,606	Unrealized depreciation on open swap contracts	—

		$1,667,817		$(313,653)

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the year ended July 31, 2009 in accordance with SFAS 161.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	SWAPS	TOTAL
Commodity Contract Risk	$(150,704)	$(9,057,226)	$(9,207,930)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	SWAPS	TOTAL
Commodity Contract Risk	$(12,722)	$2,209,302	$2,196,580

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Notes to Financial Statements - July 31, 2009 continued

4. Investment Advisory/Administration Agreements
The Investment Adviser provides investment advisory services to the Fund and the Trust pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement, the Trust pays the Investment Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Trust, and for Trust expenses assumed by the Investment Adviser. There is no separate advisory fee charged to the Fund.

The administration services provided to the Fund and the Trust are provided by Morgan Stanley Services Company Inc. (“Administrator”), a wholly owned subsidiary of the Investment Adviser, pursuant to an administration agreement (“Administration Agreement”) entered into by the Fund, the Trust and the Administrator. There is no separate administration fee charged to the Fund.

Pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser has been retained, subject to the overall supervision of the Investment Adviser and the Trustees of the Fund, to continuously furnish investment advice concerning investments and to manage the Fund and the Trust. As compensation for its service, the Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees it receives from the Trust.

The Investment Adviser has agreed to assume the total operating expenses of the Fund.
5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR		FOR THE PERIOD
	ENDED		APRIL 30, 2008@@
	JULY 31, 2009		THROUGH JULY 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,186,069	$17,996,025	266,133	$7,984,000
Redeemed	(1,155,411)	(8,520,740)	(8,212)	(264,694)

Net increase in Fund	1,030,658	$9,475,285	257,921	$7,719,306

@@	Commencement of operations.
6. Accounting Pronouncements
In May 2009, FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (“SFAS 165”), which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. The Fund has adopted the provisions of SFAS 165 as of July 31, 2009. Although the adoption of SFAS 165 did not

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Notes to Financial Statements - July 31, 2009 continued

materially impact its financial position, results of operations, or changes in net assets, the Fund is now required to provide additional disclosures, which are included in Note 1.

In June 2009, FASB issued SFAS No. 168, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No. 162 (“SFAS 168”). SFAS 168 will become the source of authoritative U.S. Generally Accepted Accounting Principles recognized by the FASB to be applied by nongovernmental entities. Once in effect, all of the Codification’s content will carry the same level of authority, effectively superseding FASB Statement No. 162. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund does not anticipate that SFAS 168 will have a material impact on its financial statements.

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout the year:

		FOR THE PERIOD
	FOR THE YEAR	APRIL 30, 2008@@
	ENDED	THROUGH
	JULY 31, 2009	JULY 31, 2008

Selected Per Share Data:
Net asset value, beginning of year	$29.06	$30.00

Income (loss) from investment operations:
Net investment income(1)	0.03	0.08
Net realized and unrealized loss	(21.34)	(1.02)

Total loss from investment operations	(21.31)	(0.94)

Net asset value, end of period	$7.75	$29.06

Total Return	(73.33)%	(3.13)	%(3)
Ratios to Average Net Assets:
Total expenses	0.00%(2)	0.00%(4)
Net investment income	0.44%	1.02%(4)
Supplemental Data:
Net assets, end of period, in thousands	$9,992	$7,495

@@	Commencement of operations.
(1)	The per share amounts were computed using an average number of shares outstanding during the year.
(2)	Total expenses to Average Net Assets before reimbursement 1.04%
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.
Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Trustees of
Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Commodities Alpha Fund (Cayman), Ltd. (the “Fund”), including the portfolio of investments, as of July 31, 2009, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Commodities Alpha Fund (Cayman), Ltd. as of July 31, 2009, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 29, 2009

(This Page Intentionally Left Blank)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London E14 4QA England

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT

MORGAN STANLEY SERIES FUNDS
Morgan Stanley
Commodities Alpha Fund

Annual Report
July 31, 2009

COAANN
IU09-04053P-Y07/09

Item 2. Code of Ethics.
(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.
(b)	No information need be disclosed pursuant to this paragraph.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

(f)
(1)	The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)	Not applicable.

(3)	Not applicable.
Item 3. Audit Committee Financial Expert.
The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

2

Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

	Registrant			Covered Entities(1)
2009

Audit Fees		$50,600			N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)		$6,418,000	(2)
Tax Fees		$7,000	(3)		$881,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$7,000			$7,299,000

Total		$57,600			$7,299,000

	Registrant			Covered Entities(1)
2008

Audit Fees		$15,000		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$4,555,000	(2)
Tax Fees		$—	(3)	$747,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$—		$5,302,000

Total		$15,000		$5,302,000

N/A-	Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)	All other fees represent project management for future business applications and improving business and operational processes.

3

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:
APPENDIX A
AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS
AS ADOPTED AND AMENDED JULY 23, 2004,1
     1. Statement of Principles
The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.
The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.
The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

[1]	This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.
The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.
     2. Delegation
As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.
     3. Audit Services
The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.
In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     4. Audit-related Services
Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

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not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.
The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     5. Tax Services
The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.
Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     6. All Other Services
The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.
The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     7. Pre-Approval Fee Levels or Budgeted Amounts
Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.
     8. Procedures
All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

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rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.
The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.
     9. Additional Requirements
The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.
     10. Covered Entities
Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
Morgan Stanley Retail Funds
Morgan Stanley Investment Advisors Inc.
Morgan Stanley & Co. Incorporated
Morgan Stanley DW Inc.
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Van Kampen Asset Management
Morgan Stanley Services Company, Inc.
Morgan Stanley Distributors Inc.
Morgan Stanley Trust FSB

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Morgan Stanley Institutional Funds
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Advisors Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Morgan Stanley & Co. Incorporated
Morgan Stanley Distribution, Inc.
Morgan Stanley AIP GP LP
Morgan Stanley Alternative Investment Partners LP
(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).
(f)	Not applicable.

(g)	See table above.
(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.
Item 5. Audit Committee of Listed Registrants.
(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.
(b) Not applicable.
Item 6. Schedule of Investments
(a) Refer to Item 1.
(b) Not applicable.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Applicable only to reports filed by closed-end funds.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable only to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Commodities Alpha Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009

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